UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2015

EXPLANATORY NOTE

This Registrant is filing this amendment (“Amendment”) to its Form N-CSR and N-CSR/A for the period ended November 30, 2015 (collectively, the “Report”), originally filed with the Securities and Exchange Commission on February 4, 2016 and February 10, 2016, respectively (Accession Numbers 0001104659-16-093901 and 0001104659-16-095454) to include the Rule 30a-2(a) and (b) certifications of the Principal Executive Officer and Principal Financial Officer.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required per Form N-CSR.

Items 1 through 12 to this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Form N-CSR and N-CSR/A filed on EDGAR on February 4, 2016 and February 10, 2016, respectively (Accession Numbers 0001104659-16-093901 and 0001104659-16-095454).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: March 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
Name: James Giallanza
Title: Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: March 2, 2016